Investments in joint ventures	9 Months Ended
Sep. 30, 2019
Investments in joint ventures
Investments in joint ventures

10. Investments in joint ventures

The Partnership has a 50% interest in each of SRV Joint Gas Ltd. (owner of the Neptune) and SRV Joint Gas Two Ltd. (owner of the Cape Ann). The following table presents the summarized financial information for 100% of the combined joint ventures on an aggregated basis.

	Three months ended		Nine months ended
	September 30,		September 30,
(in thousands of U.S. dollars)	2019	2018	2019	2018
Time charter revenues	$19,802	$20,138	$57,669	$59,686
Other income	1,837	785	6,132	4,380
Total revenues	21,639	20,923	63,801	64,066
Operating expenses	(4,957)	(6,852)	(13,183)	(17,215)
Depreciation and amortization	(5,059)	(4,952)	(15,376)	(14,859)
Impairment of long-lived assets (1)	(149)	—	(149)	—
Operating income	11,474	9,119	35,093	31,992
Unrealized gain (loss) on derivative instruments	(4,329)	6,302	(18,708)	25,266
Other financial expense, net	(6,055)	(6,474)	(18,050)	(19,657)
Net income (loss)	$1,090	$8,947	$(1,665)	$37,601
Share of joint ventures owned	50%	50%	50%	50%
Share of joint ventures net income (loss) before eliminations	545	4,474	(833)	18,800
Eliminations	76	77	231	231
Equity in earnings (losses) of joint ventures	$621	$4,551	$(602)	$19,031
(1)	At the completion of the class renewal survey of the Neptune, certain equipment was identified that was impaired.

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2019	2018
Cash and cash equivalents	$16,036	$7,958
Restricted cash	11,990	13,844
Other current assets	2,208	1,894
Total current assets	30,234	23,696
Restricted cash	31,168	25,448
Vessels, net of accumulated depreciation	526,223	539,324
Deferred charges	—	194
Total long-term assets	557,391	564,966
Current portion of long-term debt	27,863	26,599
Amounts and loans due to owners and affiliates	845	1,215
Derivative instruments	12,916	10,178
Refund liabilities (2)	26,310	26,055
Other current liabilities	11,743	8,924
Total current liabilities	79,677	72,971
Long-term debt	382,246	403,052
Loans due to owners and affiliates	7,509	7,071
Derivative instruments	67,534	51,563
Other long-term liabilities	41,846	43,526
Total long-term liabilities	499,135	505,212
Net liabilities	$8,813	$10,479
Share of joint ventures owned	50%	50%
Share of joint ventures net liabilities before eliminations	4,407	5,240
Eliminations	(7,817)	(8,048)
Accumulated losses of joint ventures	$(3,410)	$(2,808)
(2)	Refund liabilities include the accrual for the boil-off claim (refer to note 14) and other refundable amounts due to the charterer.